COMMON STOCK Schedule of Changes in Restricted Stock - Market Based Awards (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	The SARs vest ratably over a three-year period and may be exercised at any point after vesting through 10 years from the date of issuance. Pursuant to the terms of the awards, upon exercise, the executive officers will receive, in shares of common stock, the excess of the market price of the award on the date of exercise over the market price of the award on the date of issuance.
Restricted Stock - Market Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of time based awards vested	$ 0	$ 366,000	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	The fair value of the market-based restricted shares is amortized ratably over the requisite service period, primarily three years. Generally, the market-based shares vest if the participant is continuously employed throughout the performance period and the market-based performance measure is achieved, with a maximum vesting period of five years. All compensation cost related to the market-based awards will be recognized if the requisite service period is fulfilled, even if the market condition is not achieved.
Time based shares granted to executives	30,541
Number of Shares
Outstanding beginning of year, January 1,	43,081
Granted	30,541
Forfeited	(32,926)
Outstanding end of year, December 31,	40,696	43,081
Weighted-Average Grant-Date Fair Value
Outstanding at beginning of year, January 1,	$ 42.05
Weighted-average grant date fair value per share	$ 36.54	$ 58.53	$ 0
Forfeited	$ 45.15
Outstanding at end of year, December 31,	$ 39.22	$ 42.05
Total intrinsic value of market-based awards non-vested	1,352,000	1,513,000	3,361,000
Market price per common share as of December 31,	$ 33.21	$ 35.11	$ 42.25
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 900,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 9 months 22 days